Fair Value Measures	12 Months Ended
Dec. 31, 2012
Fair Value Measures [Abstract]
Fair Value Measures
Fair Value Measures
The fair value measurement provisions establish a three-tiered fair value hierarchy that prioritizes inputs to valuation techniques used in fair value calculations. The three levels of inputs are defined as follows:

•	Level 1—unadjusted quoted prices for identical assets or liabilities in active accessible markets;

•	Level 2—inputs that are observable in the marketplace other than those classified as Level 1; and

•	Level 3—inputs that are unobservable in the marketplace and significant to the valuation.
Entities are encouraged to maximize the use of observable inputs and minimize the use of unobservable inputs. If a financial instrument uses inputs that fall in different levels of the hierarchy, the instrument will be categorized based upon the lowest level of input that is significant to the fair value calculation.
The Partnership's financial assets and liabilities measured at fair value on a recurring basis are derivatives related to commodity swaps, ethane put options, interest rate swaps, and embedded derivatives in the Series A Preferred Units. Derivatives related to commodity swaps, interest rate swaps, and ethane put options are valued using discounted cash flow techniques. These techniques incorporate Level 1 and Level 2 inputs such as future interest rates and commodity prices. These market inputs are utilized in the discounted cash flow calculation considering the instrument's term, notional amount, discount rate and credit risk and are classified as Level 2 in the hierarchy. Embedded derivatives related to the Series A Preferred Units are valued using a binomial lattice model. The market inputs utilized in the model include credit spread, probabilities of the occurrence of certain events, common unit price, dividend yield, and expected volatility, and are classified as Level 3 in the hierarchy.
The following table presents the Partnership’s derivative assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurement at December 31, 2012			Fair Value Measurement at December 31, 2011
	Fair Value Total	Level 2	Level 3	Fair Value Total	Level 2	Level 3
Assets
Commodity Derivatives:
Natural Gas	$2	$2	$—	$4	$4	$—
Natural Gas Liquids	1	1	—	—	—	—
Condensate	2	2	—	—	—	—
Total Assets	$5	$5	$—	$4	$4	$—
Liabilities
Commodity Derivatives:
Natural Gas	5	5	—	—	—	—
Natural Gas Liquids	1	1	—	9	9	—
Condensate	—	—	—	2	2	—
Embedded Derivatives in Series A Preferred Units	25	—	25	39	—	39
Total Liabilities	$31	$6	$25	$50	$11	$39

The following table presents the material unobservable inputs used to estimate the fair value of the embedded derivatives in the Series A Preferred Units:

Unobservable Input	December 31, 2012
Credit Spread	6.49%
Volatility	21.38%

Changes in the Partnership's cost of equity and U.S. Treasury yields would cause a change in the credit spread used to value the embedded derivatives. Changes in the Partnership's historical unit price volatility would cause a change in the volatility used to value the embedded derivatives.
The following table presents the changes in Level 3 derivatives measured on a recurring basis for the years ended December 31, 2012 and 2011. There were no transfers between Level 2 and Level 3 derivatives for the years ended December 31, 2012 and 2011.

Embedded Derivatives in Series A Preferred Units
Balance at January, 2011	$57
Change in fair value	(18)
Balance at December 31, 2011	39
Change in fair value	(14)
Balance at December 31, 2012	$25

The carrying amount of cash and cash equivalents, accounts receivable and accounts payable approximates fair value due to their short-term maturities. Long-term debt, other than the senior notes, is comprised of borrowings under which interest accrues under a floating interest rate structure. Accordingly, the carrying value approximates fair value.
The aggregate fair value and carrying amount of our senior notes at December 31, 2012 was $2.13 billion and $1.96 billion, respectively. As of December 31, 2011, the aggregate fair value and carrying amount of our senior notes was $1.44 billion and $1.35 billion, respectively. The fair value of our senior notes is a Level 1 valuation based on third party market value quotations.